Investment Objectives and Goals - Service Shares Prospectus	Jul. 29, 2025
GuideMark(R) Large Cap Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEMARK® LARGE CAP CORE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuideMark® Large Cap Core Fund (the “Fund”) seeks capital appreciation over the long term.
GuideMark(R) Emerging Markets Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEMARK® EMERGING MARKETS FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuideMark® Emerging Markets Fund (the “Fund”) seeks capital appreciation over the long term.
GuideMark(R) Small/Mid Cap Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEMARK® SMALL/MID CAP CORE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuideMark® Small/Mid Cap Core Fund (the “Fund”) seeks capital appreciation over the long term.
GuideMark(R) World ex-US Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEMARK® WORLD EX-US FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuideMark® World ex-US Fund (the “Fund”) seeks capital appreciation over the long term.
GuideMark(R) Core Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEMARK® CORE FIXED INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuideMark® Core Fixed Income Fund (the “Fund”) seeks to provide current income consistent with low volatility of principal.
GuidePath(R) Growth Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® GROWTH ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
GuidePath® Growth Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

GuidePath(R) Conservative Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® CONSERVATIVE ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
GuidePath® Conservative Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

GuidePath(R) Tactical Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® TACTICAL ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
GuidePath® Tactical Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

GuidePath(R) Absolute Return Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® ABSOLUTE RETURN ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuidePath® Absolute Return Allocation Fund (the “Fund”) seeks to achieve consistent absolute positive returns over time regardless of the market environment.
GuidePath(R) Multi-Asset Income Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® MULTI-ASSET INCOME ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuidePath® Multi-Asset Income Allocation Fund (the “Fund”) seeks to maximize current income while moderating risk and volatility in the portfolio.
Objective, Secondary [Text Block]	As a secondary objective, the Fund seeks capital appreciation.
GuidePath(R) Flexible Income Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® FLEXIBLE INCOME ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuidePath® Flexible Income Allocation Fund (the “Fund”) seeks to provide current income while moderating risk and volatility in the portfolio.
Objective, Secondary [Text Block]	As a secondary objective, the Fund seeks capital appreciation.
GuidePath(R) Managed Futures Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® MANAGED FUTURES STRATEGY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuidePath® Managed Futures Strategy Fund (the “Fund”) seeks to generate a positive absolute return over time.
GuidePath(R) Conservative Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® CONSERVATIVE INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuidePath® Conservative Income Fund (the “Fund”) seeks to generate current income.
Objective, Secondary [Text Block]	As a secondary objective, the Fund seeks capital preservation.
GuidePath(R) Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuidePath® Income Fund (the “Fund”) seeks to generate current income.
GuidePath(R) Growth and Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEPATH® GROWTH AND INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuidePath® Growth and Income Fund (the “Fund”) seeks capital appreciation.
Objective, Secondary [Text Block]	As a secondary objective, the Fund seeks to generate current income.